Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Risk free rate	0.63%	1.03%
Expected years until exercise	5 years 2 months 12 days	5 years
Expected stock volatility	129.00%	141.00%
Dividend yield	0.00%	0.00%